Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FLEXSHARES® TRUST
FlexShares® US Quality Large Cap Index Fund
SUPPLEMENT DATED JULY 11, 2022 TO THE PROSPECTUS DATED MARCH 1, 2022, AS SUPPLEMENTED
The Board of Trustees of FlexShares Trust has approved a reduction in the contractual unitary management fee rate that the FlexShares® US Quality Large Cap Index Fund (the “Fund”) pays to its investment adviser, Northern Trust Investments, Inc., under the Fund’s investment advisory agreement, from the annual rate of 0.32% to 0.25% (expressed as a percentage of the Fund’s average daily net assets), effective July 11, 2022. This will result in a corresponding reduction in the Fund’s contractual expense limitation. Accordingly, the Fund’s Prospectus is amended as follows:

1.
Effective July 11, 2022, the following information replaces the information included in the section entitled “FUND SUMMARIES – FlexShares® US Quality Large Cap Index Fund – Fees and Expenses of the Fund” and “– Example” on page 43 of the Prospectus:

Fees And Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Under the Fund’s Investment Advisory Agreement, the Fund is responsible for the following other expenses: interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. You will also incur usual and customary brokerage commissions and fees to financial intermediaries when buying or selling shares of the Fund in the secondary market, which are not reflected in the example that follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.25%
Distribution (12b‑1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.26%
Expense Reimbursement(2)	‑0.01%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.25%

(1)	“Management Fees” have been restated to reflect current fees.
(2)
Northern Trust Investments, Inc. (“NTI” or “Investment Adviser”) has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than Acquired Fund Fees and Expenses) to the extent the “Total Annual Fund Operating Expenses” exceed 0.25%. This contractual limitation may not be terminated before March 1, 2023 without the approval of the Fund’s Board of Trustees. The Fund’s Board of Trustees may terminate the contractual agreement at any time if it determines that it is in the best interest of the Fund and its shareholders.

Example
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$26
3 Years	$83
5 Years	$145
10 Years	$330

FlexShares US Quality Large Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FLEXSHARES® TRUST
FlexShares® US Quality Large Cap Index Fund
SUPPLEMENT DATED JULY 11, 2022 TO THE PROSPECTUS DATED MARCH 1, 2022, AS SUPPLEMENTED
The Board of Trustees of FlexShares Trust has approved a reduction in the contractual unitary management fee rate that the FlexShares® US Quality Large Cap Index Fund (the “Fund”) pays to its investment adviser, Northern Trust Investments, Inc., under the Fund’s investment advisory agreement, from the annual rate of 0.32% to 0.25% (expressed as a percentage of the Fund’s average daily net assets), effective July 11, 2022. This will result in a corresponding reduction in the Fund’s contractual expense limitation. Accordingly, the Fund’s Prospectus is amended as follows:

1.
Effective July 11, 2022, the following information replaces the information included in the section entitled “FUND SUMMARIES – FlexShares® US Quality Large Cap Index Fund – Fees and Expenses of the Fund” and “– Example” on page 43 of the Prospectus:

Fees And Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Under the Fund’s Investment Advisory Agreement, the Fund is responsible for the following other expenses: interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. You will also incur usual and customary brokerage commissions and fees to financial intermediaries when buying or selling shares of the Fund in the secondary market, which are not reflected in the example that follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.25%
Distribution (12b‑1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.26%
Expense Reimbursement(2)	‑0.01%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.25%

(1)	“Management Fees” have been restated to reflect current fees.
(2)
Northern Trust Investments, Inc. (“NTI” or “Investment Adviser”) has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than Acquired Fund Fees and Expenses) to the extent the “Total Annual Fund Operating Expenses” exceed 0.25%. This contractual limitation may not be terminated before March 1, 2023 without the approval of the Fund’s Board of Trustees. The Fund’s Board of Trustees may terminate the contractual agreement at any time if it determines that it is in the best interest of the Fund and its shareholders.

Example
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$26
3 Years	$83
5 Years	$145
10 Years	$330

Expense [Heading]	rr_ExpenseHeading	Fees And Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Under the Fund’s Investment Advisory Agreement, the Fund is responsible for the following other expenses: interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. You will also incur usual and customary brokerage commissions and fees to financial intermediaries when buying or selling shares of the Fund in the secondary market, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2023
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Management Fees” have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FlexShares US Quality Large Cap Index Fund | FlexShares US Quality Large Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.26%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.25%
1 Year	rr_ExpenseExampleYear01	$ 26
3 Years	rr_ExpenseExampleYear03	83
5 Years	rr_ExpenseExampleYear05	145
10 Years	rr_ExpenseExampleYear10	$ 330

[1]	“Management Fees” have been restated to reflect current fees.
[2]	Northern Trust Investments, Inc. (“NTI” or “Investment Adviser”) has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than Acquired Fund Fees and Expenses) to the extent the “Total Annual Fund Operating Expenses” exceed 0.25%. This contractual limitation may not be terminated before March 1, 2023 without the approval of the Fund’s Board of Trustees. The Fund’s Board of Trustees may terminate the contractual agreement at any time if it determines that it is in the best interest of the Fund and its shareholders.